File # 1-36053
CERT NYS

13003238

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

AUG 09 2013

Washington, DC 20549

August 8, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Frank's International N.V., Common Stock, par value €0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 8, 2013. Tentative listing date – August 9, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com